Balance Sheets - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Investments:
Fixed maturity securities available for sale, at fair value (amortized cost — $722.0 in 2020 and $760.8 in 2019)	$ 961.8	$ 956.7
Equity securities at fair value	69.8	75.3
Commercial mortgage loans on real estate, at amortized cost	43.9	47.4
Policy loans	5.3	5.6
Other investments	38.9	29.4
Total investments	1,119.7	1,114.4
Cash and cash equivalents	4.1	6.2
Reinsurance recoverables	3,227.5	3,260.1
Accrued investment income	10.6	11.2
Other assets	30.2	31.4
Assets held in separate accounts	2,011.3	1,661.8
Total assets	6,403.4	6,085.1
Liabilities
Future policy benefits and expenses	2,912.2	2,958.5
Unearned premiums	36.2	42.0
Claims and benefits payable	1,026.4	1,054.5
Deferred gain on disposal of businesses	26.9	35.5
Accounts payable and other liabilities	55.4	53.4
Liabilities related to separate accounts	2,011.3	1,661.8
Total liabilities	6,068.4	5,805.7
Commitments and contingencies (Note 13)
Stockholder's equity
Common stock, par value $5 per share, 1,000,000 shares authorized, issued, and outstanding	5.0	5.0
Additional paid-in capital	67.2	55.9
Retained earnings	76.1	67.2
Accumulated other comprehensive income	186.7	151.3
Total stockholder's equity	335.0	279.4
Total liabilities and stockholder's equity	$ 6,403.4	$ 6,085.1